UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549


Form 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2011
Check here if Amendment [ ]; Amendment Number: ______
This Amendment (Check only one.): [ ] is a restatement.
[ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name: 	Broadview Advisors, LLC
Address: 	330 E Kilbourn Avenue
		Suite 1475
		Milwaukee, WI 53202

Form 13F File Number: 28-10489

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Ethan A. Hill
Title: Assistant Vice President
Phone: 414-918-3970

330 E Kilbourn Avenue, Suite 1475

February 14, 2012

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE
ACT OF 1934.

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers: 0
Form 13F Information Table Entry Total:  96
Form 13F Information Table Value Total:  467083 (thousands)

List of Other Included Managers:

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Adobe Systems Inc              COM              00724F101      565 20000.000000 SH   Sole             20000.000000
Akamai Technologies Inc        COM              00971T101     5445 168694.000000 SH  Sole            168694.000000
Allstate Corp                  COM              020002101      474 17300.000000 SH   Sole             17300.000000
Arch Coal Inc                  COM              039380100     4378 301700.000000 SH  Sole            301700.000000
Arrow Electronics              COM              042735100    10639 284377.000000 SH  Sole            284377.000000
Arthur J Gallagher & Co        COM              363576109     5718 171000.000000 SH  Sole            171000.000000
Aspen Technology Inc           COM              045327103     3198 184302.000000 SH  Sole            184302.000000
Associated Banc-Corp           COM              045487105     6828 611317.000000 SH  Sole            611317.000000
Astec Industries Inc           COM              046224101     6169 191524.000000 SH  Sole            191524.000000
Avid Technologies Inc          COM              05367P100      282 33058.000000 SH   Sole             33058.000000
BE Aerospace Inc               COM              073302101     8981 232000.000000 SH  Sole            232000.000000
Banco Santander Brazil SA      COM              05967A107      155 19000.000000 SH   Sole             19000.000000
Beacon Roofing Supply          COM              073685109     6650 328700.000000 SH  Sole            328700.000000
Blackrock Income Tr Inc        COM              09247F100      237 32300.000000 SH   Sole             32300.000000
Brady Corp cl A                COM              104674106     1494 47327.000000 SH   Sole             47327.000000
Brunswick Corp                 COM              117043109     3862 213850.000000 SH  Sole            213850.000000
Cardtronics Inc                COM              14161H108     8568 316630.000000 SH  Sole            316630.000000
Celanese Corp.                 COM              150870103     6926 156450.000000 SH  Sole            156450.000000
Chicago Bridge & Iron          COM              167250109    12153 321500.000000 SH  Sole            321500.000000
Ciena Corporation              COM              171779309     4658 385000.000000 SH  Sole            385000.000000
Cintas                         COM              172908105    10342 297098.000000 SH  Sole            297098.000000
Cisco Systems Inc              COM              17275R102      389 21500.000000 SH   Sole             21500.000000
Columbia Banking Systems Inc.  COM              197236102     2436 126438.000000 SH  Sole            126438.000000
Columbus McKinnon Corp         COM              199333105     4264 336028.000000 SH  Sole            336028.000000
Comerica                       COM              200340107     5717 221604.000000 SH  Sole            221604.000000
Con-Way Inc                    COM              205944101     7057 242000.000000 SH  Sole            242000.000000
Covance Inc                    COM              222816100     9063 198230.000000 SH  Sole            198230.000000
Coviden PLC                    COM              G2554F113      338 7500.000000 SH    Sole              7500.000000
Crane Co                       COM              224399105     6831 146250.000000 SH  Sole            146250.000000
Cree Inc.                      COM              225447101     4282 194300.000000 SH  Sole            194300.000000
Crocs Incorporated             COM              227046109     5195 351750.000000 SH  Sole            351750.000000
Dick's Sporting Goods Inc      COM              253393102     4997 135500.000000 SH  Sole            135500.000000
Douglas Dynamics Inc           COM              25960R105     6035 412818.000000 SH  Sole            412818.000000
Dresser Rand Group Inc         COM              261608103     3935 78850.000000 SH   Sole             78850.000000
Du Pont E I De Nemours & Co    COM              263534109      398 8700.000000 SH    Sole              8700.000000
Dynamic Materials Corp         COM              267888105     3480 175924.000000 SH  Sole            175924.000000
F5 Networks Inc                COM              315616102     2711 25550.000000 SH   Sole             25550.000000
Ferro Corp                     COM              315405100     3247 664000.000000 SH  Sole            664000.000000
First Midwest Bancorp          COM              320867104      677 66800.000000 SH   Sole             66800.000000
Fiserv Inc.                    COM              337738108     4670 79500.000000 SH   Sole             79500.000000
Foster Wheeler AG              COM              H27178104     3666 191557.000000 SH  Sole            191557.000000
Greatbatch Inc                 COM              39153L106     4560 206314.000000 SH  Sole            206314.000000
HealthSouth Corp               COM              421924309     9798 554519.000000 SH  Sole            554519.000000
Henry Jack & Associates        COM              426281101      313 9300.000000 SH    Sole              9300.000000
Hexcel Corp                    COM              428291108    11445 472729.000000 SH  Sole            472729.000000
Higher One Holdings Inc        COM              42983D104     3197 173360.000000 SH  Sole            173360.000000
Hologic Inc                    COM              436440101    10567 603500.000000 SH  Sole            603500.000000
Interpublic Group of Companies COM              460690100    13365 1373600.000000 SH Sole           1373600.000000
Johnson Controls Inc           COM              478366107     1128 36100.000000 SH   Sole             36100.000000
Juniper Networks               COM              48203R104      453 22200.000000 SH   Sole             22200.000000
Kennametal Inc.                COM              489170100     6866 187993.000000 SH  Sole            187993.000000
Kinder Morgan Fractional Share COM              EKE55U103        0 15769.000000 SH   Sole             15769.000000
Kinder Morgan Management LL    COM              49455U100      628 7997.809000 SH    Sole              7997.809000
Kohls Corp                     COM              500255104      854 17300.000000 SH   Sole             17300.000000
Lam Research Corp              COM              512807108     4120 111300.000000 SH  Sole            111300.000000
Liz Claiborne                  COM              539320101    12559 1455328.000000 SH Sole           1455328.000000
LogMeIn                        COM              54142L109     9175 238000.000000 SH  Sole            238000.000000
MB Financial Inc               COM              55264U108      771 45100.000000 SH   Sole             45100.000000
MDC Partners Inc               COM              552697104     7347 543422.000000 SH  Sole            543422.000000
MKS Instruments Inc.           COM              55306N104     4643 166910.000000 SH  Sole            166910.000000
Manpower Inc.                  COM              56418H100     5929 165850.000000 SH  Sole            165850.000000
MedAssets Inc                  COM              584045108     5852 632650.000000 SH  Sole            632650.000000
Meridian Bioscience Inc        COM              589584101     3021 160354.000000 SH  Sole            160354.000000
Metlife Inc                    COM              59156R108      290 9300.000000 SH    Sole              9300.000000
Mobile Mini Inc                COM              60740F105     5136 294337.000000 SH  Sole            294337.000000
Modine Manufacturing Co        COM              607828100     5436 574612.000000 SH  Sole            574612.000000
Molex Inc A                    COM              608554200    11734 593245.000000 SH  Sole            593245.000000
National Instruments Corp      COM              636518102     4341 167300.000000 SH  Sole            167300.000000
PAREXEL International Corp     COM              699462107     6830 329300.000000 SH  Sole            329300.000000
Parametric Technology          COM              699173209     6975 381970.000000 SH  Sole            381970.000000
Patterson Companies Inc        COM              703395103     8925 302348.000000 SH  Sole            302348.000000
Power Integrations Inc         COM              739276103     6845 206412.000000 SH  Sole            206412.000000
Prudential Financial Inc       COM              744320102      251 5000.000000 SH    Sole              5000.000000
RSC Holdings Inc               COM              74972L102     4141 223850.000000 SH  Sole            223850.000000
Regal-Beloit Corporat          COM              758750103     1371 26900.000000 SH   Sole             26900.000000
Reinsurance Group of           COM              759351604     3558 68100.000000 SH   Sole             68100.000000
Rowan Companies Inc.           COM              779382100     7100 234100.000000 SH  Sole            234100.000000
Royal Caribbean Cruises Ltd    COM              V7780T103     6789 274100.000000 SH  Sole            274100.000000
SPX Corp                       COM              784635104    13921 230977.000000 SH  Sole            230977.000000
Sandy Spring Bancorp Inc       COM              800363103     3758 214114.000000 SH  Sole            214114.000000
Sapient Corporation            COM              803062108     7764 616207.000000 SH  Sole            616207.000000
Scansource Inc                 COM              806037107     7531 209200.000000 SH  Sole            209200.000000
Solutia Inc                    COM              834376501     2440 141200.000000 SH  Sole            141200.000000
TCF Financial Corp             COM              872275102      190 18400.000000 SH   Sole             18400.000000
Texas Roadhouse Inc            COM              882681109     5986 401716.000000 SH  Sole            401716.000000
Trex Co Inc                    COM              89531P105     1376 60050.000000 SH   Sole             60050.000000
US Bancorp                     COM              902973304      987 36500.000000 SH   Sole             36500.000000
UTI Worldwide Inc              COM              G87210103     5296 398500.000000 SH  Sole            398500.000000
Unit Corp                      COM              909218109     4951 106700.000000 SH  Sole            106700.000000
VCA Antech                     COM              918194101     6094 308533.000000 SH  Sole            308533.000000
VeriFone Systems Inc           COM              92342Y109     4058 114250.000000 SH  Sole            114250.000000
Walker & Dunlop Inc            COM              93148P102      193 15336.000000 SH   Sole             15336.000000
Werner Enterprises Inc.        COM              950755108     3350 139000.000000 SH  Sole            139000.000000
Whiting Petroleum Corp         COM              966387102     4464 95600.000000 SH   Sole             95600.000000
Winnebago IndustriesInc        COM              974637100     8560 1159900.000000 SH Sole           1159900.000000
Zions Bancorp                  COM              989701107     2738 168200.000000 SH  Sole            168200.000000